Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Class A ordinary shares subject to possible redemption	$ 353,527,029	$ 349,816,773	$ 345,000,000
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	$ 3,710,256	$ 4,816,773